PROSPECTUS SUPPLEMENT

March 16, 2015

for

Flexible Solutions® VUL III • Executive Benefits VUL • Flexible Solutions® VUL Gold • Flexible Solutions® VUL • Park Avenue Life – Millennium Series® • Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® • Park Avenue Variable Universal Life (VUL) – Millennium Series® • Park Avenue Variable Universal Life (VUL) – 97 Form • Park Avenue Life (PAL) 95 • Park Avenue Life (PAL) 97 • SelectGuard • Value Plus

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated April 30, 2014 for Flexible Solutions® VUL III issued through the Guardian Separate Account N;
(ii)	the Prospectus dated April 30, 2014 for Executive Benefits VUL issued through The Guardian Separate Account N;
(iii)	the Prospectus dated April 30, 2014 for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;
(iv)	the Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;
(v)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K;
(vi)	the Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® issued through The Guardian Separate Account N;
(vii)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) – Millennium Series® issued through The Guardian Separate Account N;
(viii)	the Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) – 97 Form issued through The Guardian Separate Account M;
(ix)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(x)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(xi)	the Prospectus dated May 1, 1998, as supplemented, for the SelectGuard Annual Premium Variable Life Insurance Policy issued through the Guardian Separate Account C; and
(xii)	the Prospectus dated May 1, 2002, as supplemented, for the Value Plus single premium variable life insurance policy issued through the Guardian Separate Account B.

Effective March 31, 2015 Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), will replace Guardian Investor Services LLC as the distributor and principal underwriter of the variable life insurance policies and variable annuity contracts issued by GIAC.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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